[GRAPHIC OMITTED]

                             Smith Barney
                             S&P 500 Index
                                          Fund

                             SPECIAL DISCIPLINE SERIES

                             -------------
                             ANNUAL REPORT
                             -------------

                             DECEMBER 31, 1999

                             [LOGO] Smith Barney
                                    Mutual Funds

             NOT FDIC INSURED - NOT BANK GUARANTEED - MAY LOSE VALUE

Smith Barney
S&P 500
Index Fund

[PHOTO OMITTED]

HEATH B. MCLENDON

Chairman

[PHOTO OMITTED]

SANDIP A. BHAGAT, CFA

Vice President and Investment Officer

[PHOTO OMITTED]

JOHN LAU

Investment Officer

Dear Shareholder:

We are pleased to provide the report of the Smith Barney S&P 500 Index Fund ("Fund") for the one-month period ended December 31, 1999. Please note that on October 13, 1999 the Board of Trustees voted to change the Fund's fiscal year from November 30 to December 31. This is why you are receiving an additional shareholder report for the 1999 calendar year. In this report we summarize the period's prevailing economic and market conditions. A detailed summary of performance and current holdings of the Fund can be found in the appropriate sections that follow. The next S&P 500 Index Fund report you will receive will be a semi-annual report covering the six-month period ended June 30, 2000.

Investment Objective and Performance Update

The Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index")(1), which is representative of the U.S. stock market. (The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks.)


----------

(1) Standard & Poor's, "S&P(R)" and "S&P 500(R)" are trademarks of Standard & Poor's, a division of the McGraw Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               1

The Fund is designed to provide reliable exposure to the large-cap segment of the U.S. market through a broadly diversified portfolio structure. The Fund holds a widely diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of sector weightings and market capitalization. The total return for the Fund's Class A and D shares for the one month ended December 31, 1999 were 5.88% and 5.91%, respectively, compared with the 5.88% total return for the S&P 500 Index during the same period.

Financial Markets Overview

The U.S. stock market has continued its historically unprecedented rise. We observed in our last report that low interest rates and favorable money flows were the dominant influences on market performance in 1999. While interest rates have gone up during the reporting period, their adverse impact on stock prices has been more than offset by strong earnings growth in 1999 and money flows continue to be robust.

In our view, the most persuasive argument for the strength of the market is the significant gain in productivity. According to statistics compiled by the Bureau of Labor Statistics, the ratio of productivity growth to output growth has been above the historical norm in four out of the last six years -- often by wide margins.

The magnitude and duration of this long bull market in stocks is unparalleled and evidenced by the historically high price/earnings ratios for many large cap stocks. (The price/earnings ratio is the price of a stock divided by its earnings per share.)

As you may know, the Fund matches the composition of the S&P 500 and owns the constituent index stocks at the appropriate index weight. The Fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

Thank you for investing in the Smith Barney S&P 500 Index Fund. We look forward to helping you pursue your financial goals in the next century.

Sincerely,


/s/ Heath B. McLendon                           /s/ Sandip A. Bhagat, CFA

Heath B. McLendon                               Sandip A. Bhagat, CFA
Chairman                                        Vice President
                                                and Investment Officer


/s/ John Lau

John Lau
Investment Officer

January 24, 2000


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                      ---------------------
                      Beginning      End       Income    Capital Gain   Total
Period Ended          of Period   of Period   Dividend   Distribution  Returns+
================================================================================
12/31/99*               $14.24      $15.00      $0.08       $0.00        5.88%++
--------------------------------------------------------------------------------
11/30/99                 11.98       14.24       0.06        0.07       19.96
--------------------------------------------------------------------------------
Inception**-11/30/98     10.00       11.98       0.00        0.00       19.80++
================================================================================
Total                                           $0.14       $0.07
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class D Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                      ---------------------
                      Beginning      End       Income    Capital Gain   Total
Period Ended          of Period   of Period   Dividend   Distribution  Returns+
================================================================================
12/31/99*               $14.28      $15.01      $0.11       $0.00        5.91%++
--------------------------------------------------------------------------------
11/30/99                 11.99       14.28       0.07        0.07       20.29
--------------------------------------------------------------------------------
Inception**-11/30/98     11.00       11.99       0.00        0.00        9.00++
================================================================================
Total                                           $0.18       $0.07
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------

                                                            Class A      Class D
================================================================================
Period Ended 12/31/99*++                                      5.88%       5.91%
--------------------------------------------------------------------------------
Year Ended 12/31/99                                          20.03       20.29
--------------------------------------------------------------------------------
Inception** through 12/31/99                                 23.53       26.25
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

================================================================================
Class A (Inception** through 12/31/99)                                    52.16%
--------------------------------------------------------------------------------
Class D (Inception** through 12/31/99)                                    38.85
================================================================================

* For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.

** Inception dates for Class A and D shares are January 5, 1998 and August 4, 1998, respectively.

+     Assumes reinvestment of all dividends and capital gain distributions.

++ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------



                           Growth of $10,000 Invested
                              in Class A Shares of
                              the Smith Barney S&P
                               500 Index Fund vs.
                           Standard & Poor's 500 Index

                          January 1998 -- December 1999

                               [GRAPHIC OMITTED]

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on January 5, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1999. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Standard & Poor's 500 Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                5

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES               SECURITY                                     VALUE
================================================================================

COMMON STOCK -- 98.3%
Auto & Transportation -- 1.9%
         3,191   AMR Corp.*                                          $  213,797
         9,862   Burlington Northern Santa Fe Corp.                     239,153
         1,701   Cooper Tire & Rubber Co.                                26,472
         4,738   CSX Corp.                                              148,655
           872   Cummins Engine Co., Inc.                                42,128
         3,530   Dana Corp.                                             105,679
         2,853   Delta Air Lines, Inc.                                  142,115
         1,588   Eaton Corp.                                            115,329
         6,449   FDX Corp.*                                             264,006
           673   Fleetwood Enterprises Inc.                              13,881
        26,189   Ford Motor Co.                                       1,399,475
        13,879   General Motors Corp.                                 1,008,830
         3,846   Genuine Parts Co.                                       95,429
         3,410   The Goodyear Tire & Rubber Co.                          96,119
         1,922   ITT Industries, Inc.                                    64,267
         1,829   Johnson Controls Inc.                                  104,024
         2,392   Kansas City Southern Industries, Inc.                  178,503
         1,359   Navistar International Corp.                            64,383
         8,291   Norfolk Southern Corp.                                 169,966
         1,707   Paccar, Inc.                                            75,641
         1,385   Ryder Systems, Inc.                                     33,846
         1,285   Snap-On, Inc.                                           34,133
        11,012   Southwest Airlines Co.                                 178,257
         1,275   The Timken Co.                                          26,058
         2,651   TRW, Inc.                                              137,686
         5,384   Union Pacific Resources                                 68,646
         1,555   US Airways Group, Inc.*                                 49,857
--------------------------------------------------------------------------------
                                                                      5,096,335
--------------------------------------------------------------------------------

Consumer Discretionary -- 14.4%
         1,186   Alberto Culver Co., Class B Shares                      30,614
         9,167   Albertsons, Inc.                                       295,636
         1,432   American Greetings Corp., Class A Shares                33,831
         3,118   Autozone, Inc.*                                        100,750
         5,232   Avon Products, Inc.                                    172,656
         3,050   Bed Bath and Beyond, Inc.*                             105,987
         4,422   Best Buy Co., Inc.*                                    221,929
         2,049   Brunswick Corp.                                         45,590
        13,380   Carnival Corp.                                         639,731
        16,528   CBS Corp.                                            1,056,759
        15,401   Cendant Corp.*                                         409,089
         4,384   Circuit City Stores - Circuit City Group               197,554
         7,334   Clear Channel Communications Inc.*                     654,559
         5,113   Clorox Co.                                             257,567
        12,615   Colgate Palmolive Co.                                  819,975
        16,309   Comcast Corp., Class A Shares                          819,527

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Consumer Discretionary -- 14.4% (continued)
         2,445   Consolidated Stores Corp.*                           $   39,731
         4,812   Costco Cos., Inc.                                       439,095
         8,497   CVS Corp.                                               339,349
         2,862   Darden Restaurants, Inc.                                 51,874
         9,538   Dayton-Hudson Corp.                                     700,447
         1,555   Deluxe Corp.                                             42,665
         2,305   Dillard, Inc., Class A Shares                            46,532
         5,750   Dollar General Corp.                                    130,812
         1,936   Dow Jones & Co., Inc.                                   131,648
         3,449   Dun & Bradstreet Corp.                                  101,746
         6,847   Eastman Kodak Co.                                       453,614
         4,543   Federated Department Stores, Inc.*                      229,705
         6,040   Gannett Co.                                             492,638
        18,566   The Gap, Inc.                                           854,036
        23,238   The Gillette Co.                                        957,115
           802   The Great Atlantic & Pacific Tea Co., Inc.               22,356
         1,551   Harcourt General, Inc.                                   62,428
         2,803   Harrah's Entertainment, Inc.*                            74,104
         4,223   Hasbro, Inc.                                             80,501
         7,948   Hilton Hotels Corp.                                      76,500
        49,876   Home Depot, Inc.                                      3,419,658
         3,278   Ikon Office Solutions Inc.                               22,331
         2,274   International Flavors & Fragrances, Inc.                 85,844
         6,099   The Interpublic Group Cos., Inc.                        351,836
         5,704   J.C. Penney Co., Inc.                                   113,724
           718   Jostens, Inc.                                            17,456
        11,780   Kimberly-Clark Corp.                                    768,645
        10,730   KMart Corp.*                                            107,971
         1,800   Knight Ridder, Inc.                                     107,100
         3,542   Kohl's Corp.*                                           255,688
        18,070   Kroger Co.*                                             341,071
         4,682   The Limited, Inc.                                       202,789
         1,292   Liz Claiborne, Inc.                                      48,612
           906   Longs Drug Stores Corp.                                  23,386
         8,299   Lowe's Cos., Inc.                                       495,865
         5,383   Marriott International Inc., Class A Shares             169,901
         9,021   Mattel, Inc.                                            118,401
         7,238   May Department Stores Co.                               233,426
         1,810   Maytag Corp.                                             86,880
        29,358   McDonald's Corp.                                      1,183,494
         4,253   McGraw Hill, Inc.                                       262,091
         1,133   Meredith Corp.                                           47,232
         4,104   Mirage Resorts, Inc.                                     62,843
           841   National Service Industries, Inc.                        24,810
         3,706   The New York Times Co., Class A Shares                  182,057
         6,102   Newell Co.                                              176,958
         6,089   Nike Inc., Class B Shares                               301,786


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Consumer Discretionary -- 14.4% (continued)
         3,021   Nordstrom, Inc.                                      $   79,112
         7,036   Office Depot, Inc.*                                      76,956
         3,836   Omnicom Group, Inc.                                     383,600
         3,320   Pactiv Corp.*                                            35,275
         1,249   The Pep Boys - Manny, Moe & Jack                         11,397
         1,005   Polaroid Corp.                                           18,907
        28,483   The Procter & Gamble Corp.                            3,120,669
         2,762   R.R. Donnelley & Sons Co.                                68,532
         1,258   Reebok International Ltd.*                               10,300
         5,629   Rite Aid Corp.                                           62,974
           733   Russell Corp.                                            12,278
         8,226   Sears Roebuck & Co.                                     250,379
         5,887   Service Corp.                                            40,840
           399   Springs Industries, Inc.                                 15,935
        10,113   Staples, Inc.*                                          209,845
         2,965   SUPERVALU, Inc.                                          59,300
         4,173   Tandy Corp.                                             205,259
        27,878   Time Warner, Inc.                                     2,019,413
         1,282   Times Mirror Corp., Class A Shares                       85,894
         6,656   TJX Cos., Inc.                                          136,032
         5,375   Toys 'R' Us, Inc.*                                       76,930
         5,139   Tribune Co.                                             282,966
         3,313   Tricon Global Resturants, Inc.*                         127,965
         1,301   Tupperware Corp.                                         22,036
        10,931   U.S. West Media Group Inc.*                             787,032
        12,403   Unilever NV                                             675,188
         2,559   VF Corp.                                                 76,770
        15,084   Viacom, Inc.- Class B Shares *                          911,639
        21,725   Walgreen Co.                                            635,456
        96,417   Wal-Mart Stores, Inc. (a)                             6,664,825
        44,728   Walt Disney Co.                                       1,308,294
         2,615   Wendy's International, Inc.                              53,934
         1,617   Whirlpool Corp.                                         105,206
         3,211   Winn - Dixie Stores Inc.                                 76,863
--------------------------------------------------------------------------------
                                                                      39,108,506
--------------------------------------------------------------------------------

Consumer Staples -- 4.1%
           793   Adolph Coors Co., Class B Shares                         41,632
        10,077   Anheuser-Busch Co., Inc.                                714,207
        13,113   Archer-Daniels-Midland Co.                              159,815
         6,052   Bestfoods                                               318,108
         1,491   Brown-Forman Corp., Class B Shares                       85,360
         9,269   Campbell Soup Co.                                       358,594
        53,524   The Coca-Cola Co.                                     3,117,773
         9,237   Coca-Cola Enterprises                                   185,895
        10,689   ConAgra, Inc.                                           241,171
         3,562   Fortune Brands, Inc.                                    117,769


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Consumer Staples -- 4.1% (continued)
         6,615   General Mills, Inc.                                 $   236,486
         7,735   H.J. Heinz Co.                                          307,950
         2,984   Hershey Foods Corp.                                     141,740
         8,768   Kellogg Co.                                             270,164
         2,280   Loews Corp.                                             138,368
         7,020   Nabisco Group Holdings Corp.                             74,588
        31,510   PepsiCo, Inc.                                         1,110,728
        51,318   Phillip Morris Cos., Inc.                             1,189,936
         2,909   Quaker Oats Co.                                         190,903
         7,031   Ralston-Purnina Group                                   195,989
        11,047   Safeway, Inc.*                                          392,859
        19,725   Sara Lee Corp.                                          435,183
         9,392   Seagram Co., Ltd.                                       422,053
         7,158   Sysco Corp.                                             283,188
         3,756   UST, Inc.                                                94,604
         2,512   Wm. Wrigley Jr., Co.                                    208,339
--------------------------------------------------------------------------------
                                                                      11,033,402
--------------------------------------------------------------------------------

Finance -- 13.0%
         5,743   AFLAC, Inc.                                             270,998
        17,484   Allstate Corp.                                          419,616
         9,703   American Express Co.                                  1,613,124
         5,338   American General Corp.                                  405,021
        33,559   American International Group, Inc.                    3,628,567
         8,536   AmSouth Bancorporation                                  164,851
         5,560   Aon Corp.                                               222,400
        15,755   Associates First Captial Corp.*                         432,278
        36,972   Bank of America Corp.                                 1,855,532
        15,972   The Bank of New York Co., Inc.                          638,880
        24,813   Bank One Corp.                                          795,567
         7,131   BB&T Corp.                                              195,211
         2,584   Bear Stearns Cos. Inc.                                  110,466
         4,294   Capital One Financial Corp.                             206,917
        17,729   Charles Schwab Corp.                                    680,350
        17,861   Chase Manhattan Corp.                                 1,387,576
         3,812   Chubb Corp.                                             214,663
         4,039   CIGNA Corp.                                             325,392
         3,587   Cincinnati Financial Corp.                              111,870
        73,072   Citigroup, Inc.                                       4,060,063
         3,382   Comerica, Inc.                                          157,897
         7,116   Conseco, Inc.                                           127,199
         2,459   Countrywide Credit Industries, Inc.                      62,090
         3,117   Equifax, Inc.                                            73,444
        22,204   Fannie Mae                                            1,386,362
         6,691   Fifth Third Bancorp                                     490,952
        21,401   First Union Corp.                                       702,220
        21,176   Firstar Corp.                                           447,343

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Finance -- 13.0% (continued)
        19,848   FleetBoston Financial Corp.                         $   690,959
         5,427   Franklin Resources, Inc.                                174,003
        15,051   Freddie Mac                                             708,338
         3,480   Golden West Financial Corp.                             116,580
         2,135   H&R Block, Inc.                                          93,406
         4,788   Hartford Financial Services, Inc.                       226,832
        10,184   Household International, Inc.                           379,354
         4,926   Huntington Bancshares Inc.                              117,608
         3,745   J.P. Morgan & Co., Inc.                                 474,211
         2,276   Jefferson Pilot Corp.                                   155,337
         9,725   Keycorp                                                 215,166
         2,601   Lehman Brothers Holdings, Inc.                          220,272
         4,204   Lincoln National Corp.                                  168,160
         5,770   Marsh & McLennan Cos., Inc.                             552,117
         2,184   MBIA, Inc.                                              115,343
        17,396   MBNA Corp.                                              474,041
        11,026   Mellon Financial Corp.                                  375,573
         8,031   Merrill Lynch & Co., Inc.                               670,589
         2,300   MGIC Investment Corp.                                   138,431
        12,073   Morgan Stanley, Dean Witter & Co.                     1,723,421
        13,316   National City Corp.                                     315,423
         4,848   Northern Trust Corp.                                    256,944
         2,580   Old Kent Financial Corp.                                 91,268
         3,070   PaineWebber Group, Inc.                                 119,154
         5,348   Paychex, Inc.                                           213,920
         1,828   Pinnacle West Capital Corp.                              55,868
         6,349   PNC Bank Corp.                                          282,531
         1,595   Progressive Corp.                                       116,634
         3,070   Providian Financial Corp.                               279,562
         4,772   Regions Financial Corp.                                 119,897
         2,846   SAFECO Corp.                                             70,794
         3,469   SLM Holding Corp.                                       146,565
         3,641   SouthTrust Corp.                                        137,675
         4,900   St. Paul Cos.                                           165,069
         3,468   State Street Corp.                                      253,381
         3,755   Summit Bancorp                                          114,997
         6,930   Suntrust Banks, Inc.                                    476,871
         6,004   Synovus Financial Corp.                                 119,330
         2,585   T. Rowe Price Associates                                 95,483
         2,858   Torchmark Corp.                                          83,061
        15,754   U.S. Bancorp.                                           375,142
         3,053   Union Planters Corp.                                    120,403
         5,174   UnumProvident Corp.                                     165,891
         4,403   Wachovia Corp.                                          299,404
        12,556   Washington Mutual, Inc.                                 326,456
        35,560   Wells Fargo & Co.                                     1,437,958
--------------------------------------------------------------------------------
                                                                      35,216,271
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Health Care -- 9.2%
        33,339   Abbott Laboratories                                $  1,210,622
         3,262   AETNA, Inc.                                             182,060
         2,850   Allergan, Inc.                                          141,787
         2,206   Alza Corp.*                                              76,383
        28,299   American Home Products Corp.                          1,116,042
        22,134   Amgen, Inc.*                                          1,329,423
         1,245   Bausch & Lomb, Inc.                                      85,205
         6,294   Baxter International, Inc.                              395,342
         5,406   Becton Dickinson & Co.                                  144,610
         2,420   Biomet, Inc.                                             96,800
         8,925   Boston Scientific Corp.*                                195,234
        42,972   Bristol-Myers Squibb & Co.                            2,758,265
         1,102   C.R. Bard, Inc.                                          58,406
         6,047   Cardinal Health, Inc.                                   289,500
        12,180   Columbia/HCA Healthcare Corp.                           357,026
        23,617   Eli Lilly & Co.                                       1,570,531
         6,634   Guidant Corp.                                           311,798
         8,454   HealthSouth Corp.*                                       45,440
         3,615   Humana, Inc.                                             29,598
         6,678   IMS Health, Inc.                                        181,558
        30,138   Johnson & Johnson                                     2,806,601
         1,542   Mallinckrodt, Inc.                                       49,055
         2,160   Manor Care, Inc.                                         34,560
         6,068   McKesson HBOC, Inc.                                     136,909
        25,891   Medtronic, Inc.                                         943,403
        50,665   Merck & Co., Inc.                                     3,397,722
         2,235   PE Corp.-PE Biosystems Group                            268,898
        83,914   Pfizer, Inc.                                          2,721,960
        11,259   Pharmacia & Upjohn, Inc.                                506,655
         2,440   Quintiles Transnational*                                 45,598
        31,828   Schering Plough Corp.                                 1,342,744
         1,821   St. Jude Medical, Inc.                                   55,882
         6,754   Tenet Healthcare Corp.                                  158,719
         3,685   United Healthcare Corp.                                 195,766
        18,596   Warner-Lambert Co.                                    1,523,710
         2,075   Watson Pharmaceuticals, Inc.*                            74,311
         1,363   WellPoint Health Networks, Inc.*                         89,873
--------------------------------------------------------------------------------
                                                                      24,927,996
--------------------------------------------------------------------------------

Integrated Oil -- 4.6%
         1,982   Amerada Hess Corp.                                      112,478
         1,551   Ashland, Inc.                                            51,086
         6,992   Atlantic Richfield Co.                                  604,808
        14,220   Chevron Corp.                                         1,231,807
        74,844   Exxon Mobil Corp.                                     6,029,620
         1,891   Kerr-McGee Corp.                                        117,242
         8,017   Occidental Petroleum Corp.                              173,368

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Integrated Oil -- 4.6% (continued)
         5,513   Phillips Petroleum Co.                             $    259,111
        46,443   Royal Dutch Petroleum Co.                             2,806,899
         1,957   Sunoco, Inc.                                             45,990
        11,994   Texaco, Inc.                                            651,424
         3,155   Tosco Corp.                                              85,777
         5,220   Unocal Corp.                                            175,196
         6,736   USX Marathon Group, Inc.                                166,295
--------------------------------------------------------------------------------
                                                                      12,511,101
--------------------------------------------------------------------------------

Materials & Processing -- 3.2%
         4,972   Air Products and Chemicals, Inc.                        166,873
         4,716   Alcan Aluminium Ltd.                                    194,240
         2,031   Allegheny Technologies, Inc.                             45,571
           838   Armstrong World Industries, Inc.                         27,968
         2,431   Avery Dennison Corp.                                    177,159
           644   Ball Corp.                                               25,357
         8,531   Barrick Gold Corp.*                                     150,892
         1,134   Bemis, Inc.                                              39,548
         2,920   Bethlehem Steel Corp.*                                   24,455
         1,873   Black & Decker Corp.                                     97,864
         1,259   Boise Cascade Corp.                                      50,989
         2,069   Champion International Corp.                            128,149
        13,538   Conoco Inc.                                             336,778
         2,671   Crown Cork & Seal Co., Inc.                              59,764
         4,749   Dow Chemical Corp.                                      634,585
        22,638   E.I. du Pont de Nemours & Co.                         1,491,326
         1,681   Eastman Chemical Co.                                     80,163
         2,795   Ecolab, Inc.                                            109,354
         2,688   Engelhard Corp.                                          50,736
           650   FMC Corp.*                                               37,253
         4,645   Fort James Corp.                                        127,157
         3,524   Freeport-McMoRan Copper & Gold, Inc.                     74,445
         3,696   Georgia Pacific Corp.                                   187,572
         1,262   Great Lakes Chemical Corp.                               48,193
         2,307   Hercules, Inc.                                           64,308
         5,620   Homestake Mining Co.                                     43,906
         4,220   Inco Ltd.                                                99,170
         8,956   International Paper Co.                                 505,454
         4,242   Leggett & Platt, Inc.                                    90,938
         2,211   Louisiana Pacific Corp.                                  31,507
         9,728   Masco Corp.                                             246,848
         2,217   Mead Corp.                                               96,301
        13,784   Monsanto Co.                                            491,055
         3,678   Newmont Mining Corp.                                     90,111
         1,886   Nucor Corp.                                             103,376
         1,212   Owens Corning                                            23,407
         3,271   Owens-Illinois, Inc.*                                    81,979

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Materials & Processing -- 3.2% (continued)
         1,767   Phelps Dodge Corp.                                 $    118,610
         7,072   Placer Dome, Inc.                                        76,024
           608   Potlatch Corp.                                           27,132
         3,755   PPG Industries, Inc.                                    234,922
         3,472   Praxair, Inc.                                           174,685
         1,383   Reynolds Metals Co.                                     105,972
         4,710   Rohm & Hass Co.                                         191,638
         1,787   Sealed Air Corp.*                                        92,589
         3,566   Sherwin-Williams Co.                                     74,886
         2,213   Sigma Aldrich Corp.                                      66,528
         1,958   The Stanley Works                                        58,985
         1,220   Temple-Inland, Inc.                                      80,444
         2,307   Transocean Sedco Forex Inc.                              77,741
         2,895   Union Carbide Corp.                                     193,241
         1,909   USX-U.S. Steel Group, Inc.                               62,997
         2,154   Vulcan Materials Co.                                     86,025
         1,668   W.R. Grace & Co.*                                        23,144
         2,139   Westvaco Corp.                                           69,785
         5,099   Weyerhaeuser Co.                                        366,172
         2,414   Willamette Industries, Inc.                             112,100
         1,905   Worthington Industries, Inc.                             31,552
--------------------------------------------------------------------------------
                                                                       8,659,923
--------------------------------------------------------------------------------

Other Energy -- 0.7%
         2,747   Anadarko Petroleum Corp.                                 93,741
         2,495   Apache Corp.                                             92,159
         7,149   Baker Hughes, Inc.                                      150,576
         4,676   Burlington Resources, Inc.                              154,600
         9,582   Halliburton Co.                                         385,676
         1,385   McDermott International, Inc.                            12,552
           159   NACCO Industries Inc., Class A Shares                     8,834
         1,867   Rowan Cos., Inc.*                                        40,491
        11,920   Schlumberger Ltd.                                       670,500
         5,378   Union Pacific Corp.                                     234,615
--------------------------------------------------------------------------------
                                                                       1,843,744
--------------------------------------------------------------------------------

Producer Durables -- 7.9%
         7,946   Alcoa Inc.                                              659,518
         4,237   Allied Waste Industries*                                 37,339
         2,412   The B.F. Goodrich Co.                                    66,330
        20,241   Boeing Co.                                              841,267
           510   Briggs & Stratton Corp.                                  27,349
         7,706   Caterpillar Inc.                                        362,664
         1,235   Centex Corp.                                             30,489
         2,038   Cooper Industries, Inc.                                  82,412
         5,315   Corning, Inc.                                           685,303
         1,477   Crane Co.                                                29,355
         3,098   Danaher Corp.                                           149,478

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Producer Durables -- 7.9% (continued)
         5,041   Deere & Co.                                       $     218,653
        12,257   Delphi Automotive Systems Corp.                         193,048
         4,436   Dover Corp.                                             201,283
         9,426   Emerson Electric Co.                                    540,817
         1,663   Fluor Corp.                                              76,290
           798   Foster Wheeler Corp.                                      7,082
         4,363   General Dynamics Corp.                                  230,148
        71,094   General Electric Co.                                 11,001,797
        17,148   Honeywell, Inc.                                         989,225
         6,524   Illinois Tool Works, Inc.                               440,778
         3,522   Ingersoll-Rand Co.                                      193,930
         1,025   Kaufman & Broad Home Corp.                               24,792
         8,527   Lockheed Martin Corp.                                   186,528
           736   Milacron, Inc.                                           11,316
           990   Millipore Corp.                                          38,239
         8,709   Minnesota Mining & Manufacturing Co.                    852,393
         1,524   Northrop Grumman Corp.                                   82,391
         2,663   Pall Corp.                                               57,421
           882   Pulte Corp.                                              19,845
         7,284   Raytheon Co.                                            193,481
         4,121   Rockwell International Corp.                            197,293
         3,206   Textron, Inc.                                           245,860
         3,496   Thermo Electron Corp.*                                   52,440
         1,239   Thomas & Betts Corp.                                     39,493
        36,561   Tyco International Ltd.                               1,421,309
        10,358   United Technologies Corp.                               673,270
         2,044   W.W. Grainger, Inc.                                      97,729
        13,442   Waste Management, Inc.                                  231,034
--------------------------------------------------------------------------------
                                                                      21,489,389
--------------------------------------------------------------------------------

Technology -- 29.8%
         7,483   3Com Corp.*                                             351,701
         2,605   Adobe Systems, Inc.                                     175,186
         3,170   Advanced Micro Devices, Inc.*                            91,732
        48,437   America Online, Inc.*                                 3,653,966
         3,780   Analog Devices, Inc.*                                   351,540
         1,832   Andrew Corp.*                                            34,693
         3,496   Apple Computer, Inc.*                                   359,432
         8,194   Applied Materials, Inc.*                              1,038,077
         1,306   Autodesk, Inc.                                           44,077
        13,556   Automatic Data Processing Inc.                          730,329
         5,266   BMC Software, Inc.*                                     420,951
         3,911   Cabletron Systems, Inc.*                                101,686
         3,122   Ceridian Corp.*                                          67,318
        70,873   Cisco Systems, Inc.*                                  7,592,270
         1,948   Citrix Systems, Inc.*                                   239,604
        36,803   Compaq Computer Corp.                                   995,997

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Technology -- 29.8% (continued)
        11,692   Computer Associates International, Inc.*            $   817,709
         3,621   Computer Sciences Corp.                                 342,637
         7,750   Compuware Corp.*                                        288,687
         1,538   Comverse Technology, Inc.*                              222,625
        55,039   Dell Computer Corp.*                                  2,806,989
        10,204   Electronic Data Systems Corp.                           683,030
        22,045   EMC Group *                                           2,408,417
         9,081   First Data Corp.                                        447,807
         6,845   Gateway 2000, Inc.*                                     493,268
         3,785   General Instrument Corp.*                               321,725
        16,423   Global Crossing Ltd.*                                   821,150
        22,088   Hewlett-Packard Co.                                   2,516,652
        72,382   Intel Corp.                                           5,957,943
        39,066   International Business Machines Corp.                 4,219,128
         1,944   KLA-Tencor Corp.*                                       216,513
         2,758   Lexmark International Group                             249,599
         3,237   LSI Logic Corp.*                                        218,498
        67,875   Lucent Technologies, Inc.                             5,077,898
        13,254   MediaOne Group, Inc.*                                 1,018,073
         5,858   Micron Technology, Inc.                                 455,460
       111,801   Microsoft Corp.*                                     13,052,767
         3,382   Molex, Inc.                                             191,717
        13,194   Motorola, Inc.                                        1,942,817
         3,730   National Semiconductor Corp.*                           159,691
         3,128   Network Appliance, Inc.*                                259,820
        28,949   Nortel Networks Corp.                                 2,923,849
         7,212   Novell, Inc.*                                           288,029
        30,835   Oracle Corp.*                                         3,455,447
         5,849   Parametric Technology, Inc.*                            158,289
         2,441   Parker-Hannifin Corp.                                   125,254
         5,344   PeopleSoft, Inc.*                                       113,894
         1,016   PerkinElmer, Inc.                                        42,355
         5,744   Pitney Bowes, Inc.                                      277,507
        14,300   QUALCOMM, Inc.*                                       2,520,375
         1,713   Scientific-Atlanta, Inc.                                 95,286
         4,533   Seagate Technology, Inc.*                               211,068
           578   Shared Medical Systems Corp.                             29,442
         3,988   Silicon Graphics, Inc.*                                  39,132
         6,351   Solectron Corp.*                                        604,139
        33,841   Sun Microsystems, Inc.*                               2,620,562
           995   Tektronix, Inc.                                          38,681
         8,716   Tellabs, Inc.*                                          559,458
         3,693   Teradyne, Inc.                                          243,738
        17,388   Texas Instruments, Inc.                               1,684,463
         6,733   Unisys Corp.*                                           215,035
        14,443   Xerox Corp.                                             327,676

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Technology -- 29.8% (continued)
         6,904   Xilinx, Inc.*                                       $   313,916
         5,702   Yahoo! Inc.*                                          2,467,184
--------------------------------------------------------------------------------
                                                                      80,793,958
--------------------------------------------------------------------------------

Utilities -- 9.5%
         2,200   Adaptec, Inc.*                                          109,725
         3,253   ADC Telecommunications, Inc.*                           236,046
         4,465   AES Corp.*                                              333,759
         6,802   ALLTEL Corp.                                            562,440
         3,000   Ameren Corp.                                             98,250
         4,244   American Electric Power, Inc.                           136,338
        69,241   AT&T Corp.                                            3,513,981
        33,630   Bell Atlantic Corp.                                   2,070,347
        40,789   BellSouth Corp.                                       1,909,435
         3,449   Carolina Power & Light Co.                              104,979
         4,579   Central & Southwest Corp.                                91,580
         3,014   CenturyTel, Inc.                                        142,788
         3,416   Cinergy Corp.                                            82,411
         2,493   CMS Energy Corp.                                         77,750
         4,620   Coastal Corp.                                           163,721
         1,776   Columbia Energy Group                                   112,332
         4,813   Consolidated Edison, Inc.                               166,048
         2,075   Consolidated Natural Gas Co.                            134,745
         3,261   Constellation Energy Group                               94,569
         4,153   Dominion Resources, Inc.                                163,005
         3,151   DTE Energy Co.                                           98,863
         7,919   Duke Energy Corp.                                       396,940
           593   Eastern Enterprises                                      34,060
         7,502   Edison International                                    196,459
         4,943   El Paso Energy Corp.                                    191,850
        15,518   Enron Corp.                                             688,611
         5,353   Entergy Corp.                                           137,840
         4,995   FirstEnergy Corp.                                       113,324
         2,115   Florida Progress Corp.                                   89,491
         3,907   FPL Group, Inc.                                         167,268
         2,707   GPU, Inc.                                                81,041
        21,070   GTE Corp.                                             1,486,752
        61,482   MCI WorldCom, Inc.*                                   3,262,389
         2,513   New Century Energies Inc.                                76,332
         7,864   Nextel Communications, Inc.*                            810,975
         4,140   Niagara Mohawk Power Holdings, Inc.*                     57,701
           987   NICOR, Inc.                                              32,078
         3,380   Northern States Power Co.                                65,910
           685   ONEOK, Inc.                                              17,211
         4,015   PECO Energy Co.                                         139,521
           762   Peoples Energy Corp.                                     25,527
         8,267   PG&E Corp.                                              169,474

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      SHARES              SECURITY                                      VALUE
================================================================================

Utilities -- 9.5% (continued)
         3,161   PP&L Resources, Inc.                               $     72,308
         4,701   Public Service Enterprise Group, Inc.                   163,654
         6,408   Reliant Energy, Inc.                                    146,583
        73,940   SBC Communications, Inc.                              3,604,575
         5,261   Sempra Energy                                            91,410
        14,591   Southern Co.                                            342,889
        18,882   Sprint Corp. (FON Group)                              1,270,995
         9,349   Sprint Corp. (PCS Group)*                               958,273
         5,976   Texas Utilities Co.                                     212,522
         4,728   Unicom Corp.                                            158,388
         9,394   Williams Cos., Inc.                                     287,104
--------------------------------------------------------------------------------
                                                                      25,952,567
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost -- $228,635,082)                              266,633,192
================================================================================

        FACE
       AMOUNT                              SECURITY                        VALUE
================================================================================

U.S. Treasury Bills -- 0.3%
    $  795,000   U.S. Treasury Bills, 5.180% due 3/16/00                 786,415
        40,000   U.S. Treasury Bills, 5.300% due 3/16/00                  39,559
--------------------------------------------------------------------------------
                 TOTAL U.S. TREASURY BILLS
                 (Cost -- $825,974)                                      825,974
================================================================================

REPURCHASE AGREEMENT -- 1.4%
     3,744,000   Chase Manhattan Bank, 2.000% due 1/3/00,
                 Proceeds at maturity -- $3,744,624;
                 (Fully collateralized by U.S. Treasury
                 Notes, 11.625% due 11/15/02; Market
                 value -- $3,822,743) (Cost -- $3,744,000)             3,744,000
================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $233,205,056**)                           $271,203,166
================================================================================

*     Non-income producing security.

(a) A portion of this security has been segregated by the custodian for futures contract commitments.

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               17

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1999
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $233,205,056)                         $ 271,203,166
    Cash                                                                        10,969
    Receivable for Fund shares sold                                          3,386,893
    Dividends and interest receivable                                          228,476
    Receivable for securities sold                                             185,742
    Receivable from administrator                                              102,932
    Receivable from broker - variation margin                                   11,900
--------------------------------------------------------------------------------------
    Total Assets                                                           275,130,078
--------------------------------------------------------------------------------------
LIABILITIES:
    Payable for Fund shares purchased                                        1,923,336
    Distribution fees payable                                                   15,214
    Accrued expenses                                                           131,007
--------------------------------------------------------------------------------------
    Total Liabilities                                                        2,069,557
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 273,060,521
======================================================================================

NET ASSETS:
    Par value of shares of beneficial interest                           $      18,203
    Capital paid in excess of par value                                    234,791,427
    Overdistributed net investment income                                         (235)
    Accumulated net realized gain on investments and futures contracts         199,491
    Net unrealized appreciation of investments and futures contracts        38,051,635
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 273,060,521
======================================================================================

Shares Outstanding:
    Class A                                                                 16,828,532
    ----------------------------------------------------------------------------------
    Class D                                                                  1,374,026
    ----------------------------------------------------------------------------------

Net Asset Value:
    Class A (and redemption price)                                       $       15.00
    ----------------------------------------------------------------------------------
    Class D (and redemption price)                                       $       15.01
======================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

For the Year Ended December 31, 1999(a)
and the Year Ended November 30, 1999

                                                                        1999(a)            1999
===================================================================================================
INVESTMENT INCOME:
       Dividends                                                     $    242,965      $  1,952,792
       Interest                                                            31,199           260,666
---------------------------------------------------------------------------------------------------
       Total Investment Income                                            274,164         2,213,458
---------------------------------------------------------------------------------------------------
EXPENSES:
       Distribution fees (Note 2)                                          40,031           292,236
       Investment advisory fees (Note 2)                                   34,480           233,127
       Administration fees (Note 2)                                        21,591           155,418
       Shareholder and system servicing fees                               20,656            99,497
       Registration fees                                                   18,618            64,321
       Audit and legal                                                     15,150            40,357
       Shareholder communications                                           5,800            23,281
       Custody                                                              4,600            90,085
       Trustees' fees                                                         950            11,502
       Other                                                                  524             7,125
---------------------------------------------------------------------------------------------------
       Total Expenses                                                     162,400         1,016,949
       Less: Administration fee waiver and expense
          reimbursement (Note 2)                                          (36,700)         (122,303)
---------------------------------------------------------------------------------------------------
       Net Expenses                                                       125,700           894,646
---------------------------------------------------------------------------------------------------
Net Investment Income                                                     148,464         1,318,812
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
       Realized Gain (Loss) From:
         Security transactions (excluding short-term securities)          (22,743)        1,683,279
         Futures contracts                                                 22,064          (520,261)
                                                                                       ------------
---------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                              (679)        1,163,018
---------------------------------------------------------------------------------------------------
       Change in Net Unrealized Appreciation of Investments
       and Futures Contracts:
         Beginning of period                                           23,555,806         3,647,032
         End of period                                                 38,051,635        23,555,806
---------------------------------------------------------------------------------------------------
       Increase in Net Unrealized Appreciation                         14,495,829        19,908,774
---------------------------------------------------------------------------------------------------
Net Gain on Investments and Future Contracts                           14,495,150        21,071,792
---------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $ 14,643,614      $ 22,390,604
===================================================================================================

(a) For the period from December 1, 1999 to December 31, 1999 which reflects a change in the fiscal year end of the Fund.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               19

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended December 31, 1999(a), the Year Ended November 30, 1999 and the Period Ended November 30, 1998 (b)

                                                  1999(a)             1999              1998(b)
==================================================================================================
OPERATIONS:
  Net investment income                        $     148,464      $   1,318,812      $     256,578
  Net realized gain (loss)                              (679)         1,163,018             83,845
  Increase in net unrealized
  appreciation                                    14,495,829         19,908,774          3,647,032
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From
  Operations                                      14,643,614         22,390,604          3,987,455
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                           (1,412,669)          (314,888)                --
  Net realized gains                                  (6,236)        (1,040,165)                --
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (1,418,905)        (1,355,053)                --
--------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
(NOTE 8):
  Net proceeds from sale of shares                30,011,242        221,497,229         74,919,867
  Net asset value of shares issued
    for reinvestment of dividends                  1,372,121          1,313,876                 --
  Cost of shares reacquired                       (9,402,340)       (62,988,825)       (21,910,364)
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From
  Fund Share Transactions                         21,981,023        159,822,280         53,009,503
--------------------------------------------------------------------------------------------------
Increase in Net Assets                            35,205,732        180,857,831         56,998,958

NET ASSETS:
  Beginning of period                            237,854,789         56,996,958                 --
--------------------------------------------------------------------------------------------------
  End of period*                               $ 273,060,521      $ 237,854,789      $  56,996,998
==================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                  $        (235)     $   1,263,970      $     259,754
==================================================================================================

(a) For the period from December 1, 1999 to December 31, 1999 which reflects a change in the fiscal year end of the Fund.

(b) For the period from January 5, 1998 (commencement of operations) to November 30, 1998.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and six other funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Blend Fund, Smith Barney U.S. 5000 Index Fund and Smith Barney EAFE Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999 reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (j) the Fund intends


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               21

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Travelers Investment Management Company, ("TIMCO"), a wholly owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the average daily net assets. This fee is calculated daily and paid monthly.

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., another subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SSBC an administration fee calculated at an annual rate of 0.10% of the average daily net assets. This fee is calculated daily and paid monthly. For the period ended December 31, 1999 and the year ended November 30, 1999, SSBC waived all or a portion of its administration fees. In addition, SSBC agreed to reimburse expenses of $15,109 to the Fund for the period ended December 31, 1999.

Effective October 1999, Smith Barney Private Trust Company ("Private Trust"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. Private Trust receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Private Trust. For the month ended December 31, 1999 and period of October 31, 1999 through November 30, 1999, the Fund paid transfer agent fees of $10,906 and $20,557, respectively to Private Trust.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of Citigroup, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Pursuant to a Distribution Plan, the Fund pays CFBDS a service fee calculated at an annual rate of 0.20% of the average daily net assets for Class A shares.

All officers and one Trustee of the Trust are employees of SSB.


--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Investments

The aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) for the period ended December 31, 1999 and the year ended November 30, 1999 were as follows:

                                          Period Ended            Year Ended
                                        December 31, 1999      November 30, 1999
================================================================================
Purchases                                  $17,254,403           $171,118,238
--------------------------------------------------------------------------------
Sales                                          250,694              9,658,264
================================================================================

At December 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 52,739,498
Gross unrealized depreciation                                       (14,741,388)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 37,998,110
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At December 31, 1999, the Fund held no purchased call or put options.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               23

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the period ended December 31, 1999, the Fund did not write any call or put options.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).


--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At December 31, 1999, the Fund had the following open futures contracts:

                          # of                      Basis         Market      Unrealized
Contracts to Buy       Contracts     Expiration     Value         Value           Gain
========================================================================================
S&P 500                    14           3/00      $5,141,175    $5,194,700      $53,525
========================================================================================

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 1999, the Fund had no securities on loan.

8. Shares of Beneficial Interest

At December 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At December 31, 1999, total paid-in capital amounted to the following for each class:

                                                 Class A             Class D
================================================================================
Total Paid-In Capital                         $215,986,352          $ 18,823,278
================================================================================


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               25

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of the Fund were as follows:

                                    Period Ended       Year Ended        Period Ended
                                  Dec. 31, 1999(a)   Nov. 30, 1999    Nov. 30, 1998(b)(c)
=========================================================================================
Class A
Shares sold                          1,668,984        14,264,265          6,596,036
Shares issued on reinvestment           81,950            89,688                 --
Shares reacquired                     (636,484)       (3,247,873)        (1,988,034)
-----------------------------------------------------------------------------------------
Net Increase                         1,114,450        11,106,080          4,606,002
=========================================================================================
Class D
Shares sold                            381,854         2,270,347            175,689
Shares issued on reinvestment           10,193             5,161                 --
Shares reacquired                       (2,964)       (1,441,526)           (24,728)
-----------------------------------------------------------------------------------------
Net Increase                           389,083           833,982            150,961
=========================================================================================

(a) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(b) For Class A shares, transactions are for the period from January 5, 1998 (Inception date) to November 30, 1998.
(c) For Class D shares, transactions are for the period from August 4, 1998 (Inception date) to November 30, 1998.


--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                                             Class A
                                         ----------------------------------------------------
                                          1999(1)(2)            1999(2)           1998(3)
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $     14.24         $     11.98       $     10.00
---------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(4)                      0.01                0.12              0.05
  Net realized and unrealized gain              0.83                2.27              1.93
---------------------------------------------------------------------------------------------
Total Income From Operations                    0.84                2.39              1.98
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.08)              (0.06)               --
  Net realized gains                              --               (0.07)               --
---------------------------------------------------------------------------------------------
Total Distributions                            (0.08)              (0.13)               --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $     15.00         $     14.24       $     11.98
---------------------------------------------------------------------------------------------
Total Return                                    5.88%++            19.96%            19.80%++
---------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)         $   252,435         $   223,787       $    55,187
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)(5)                                0.60%+              0.59%             0.59%+
  Net investment income                         0.67+               0.83              1.05+
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            0%                  6%                4%
---------------------------------------------------------------------------------------------

(1) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from January 5, 1998 (inception date) to November 30, 1998.

(4) The administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                     Per Share Decreases to           Expense Ratios Without
                      Net Investment Income          Waiver and Reimbursement
                     -----------------------        --------------------------

        1999(1)               $0.00                            0.77%+

        1999                   0.01                            0.68

        1998                   0.04                            1.42+

(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.60%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                                             Class D
                                         --------------------------------------------------
                                          1999(1)(2)          1999(2)          1998(3)
===========================================================================================
Net Asset Value, Beginning of Period     $    14.28         $    11.99       $    11.00
-------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(4)                     0.01               0.17             0.03
  Net realized and unrealized gain             0.83               2.26             0.96
-------------------------------------------------------------------------------------------
Total Income From Operations                   0.84               2.43             0.99
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.11)             (0.07)              --
  Net realized gains                             --              (0.07)              --
-------------------------------------------------------------------------------------------
Total Distributions                           (0.11)             (0.14)              --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $    15.01         $    14.28       $    11.99
-------------------------------------------------------------------------------------------
Total Return                                   5.91%++           20.29%            9.00%++
-------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)         $   20,626         $   14,068       $    1,810
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)(5)                               0.36%+             0.34%            0.36%+
  Net investment income                        0.90+              1.08             1.33+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%                 6%               4%
===========================================================================================

(1) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from August 4, 1998 (inception date) to November 30, 1998.

(4) The administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                     Per Share Decreases to           Expense Ratios Without
                      Net Investment Income          Waiver and Reimbursement
                     -----------------------        --------------------------

       1999(1)                $0.00                            0.53%+

       1999                    0.01                            0.43

       1998                    0.02                            1.18+

(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.40%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Investment Trust

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust as of December 31, 1999, the related statement of operations for the one month then ended and year ended November 30, 1999, and the statements of changes in net assets and financial highlights for the one month ended December 31, 1999, for the year ended November 30 1999, and for the period from January 5, 1998 (commencement of operations) to November 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust as of December 31, 1999, the results of its operations for the one month then ended and year ended November 30, 1999, changes in its net assets and financial highlights for the one month ended December 31, 1999, for the year ended November 30, 1999 and the period from January 5, 1998 (commencement of operations) to November 30, 1998, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG LLP

New York, New York
February 11, 2000


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               29

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For federal tax purposes the fund hereby designates for the fiscal year ended December 31, 1999:

      o     A corporate dividends received deduction of 100%

A total of 1.29% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
30                                            1999 Annual Report to Shareholders

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Transfer Agent

Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney S&P 500 Index Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
S&P 500 Index Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD1580 2/00